Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of exploration and evaluation assets

Tuligtic
Exploration and evaluation assets	$
Acquisition costs:
Opening balance - (December 31, 2023)	1
Additions	-
Impairment of acquisition costs	-
Closing balance - (December 31, 2024)	1
Deferred exploration costs:
Opening balance - (December 31, 2023)	-
Costs incurred during the year
Professional/technical fees	154,246
Geochemical, metallurgy	-
Travel and accommodation	35,931
Geology, geophysics and exploration	-
Supplies and miscellaneous	78,709
Environmental and permit	35,391
Value-added tax (Note 4)	53,883
Refund - Value-added tax	(302,786)
Impairment of deferred exploration cost	(55,374)
Total deferred exploration costs during the year	-
Closing balance - (December 31, 2024)	-
Total exploration and evaluation assets	1

During the year ended December 31, 2024, the Company recorded an impairment of acquisition cost of $Nil (2023 - $11,308,720; 2022 - $Nil ) and deferred exploration costs of $55,374 (2023 - $52,514,758; 2022 - $Nil ) with respect to Tuligtic property due to the Mexican government’s action to revoke the Company’s mineral concession title and to prevent any further exploration and development plans on the Tuligtic property.

Title to exploration and evaluation assets involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.

Tuligtic
Exploration and evaluation assets	$
Acquisition costs:
Opening balance - (December 31, 2022)	11,308,721
Additions	-
Impairment of acquisition costs	(11,308,720)
Closing balance - (December 31, 2023)	1
Deferred exploration costs:
Opening balance - (December 31, 2022)	51,806,355
Costs incurred during the year
Professional/technical fees	159,031
Geochemical, metallurgy	1,022
Travel and accommodation	70,324
Geology, geophysics and exploration	172,455
Supplies and miscellaneous	318,047
Environmental and permit	384,421
Value-added tax (Note 4)	164,189
Refund - Value-added tax	(561,086)
Impairment of deferred exploration cost	(52,514,758)
Total deferred exploration costs during the year	(51,806,355)
Closing balance - (December 31, 2023)	-
Total exploration and evaluation assets	1